CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
General and administrative	$ 418,786	$ 1,164,098	$ 3,181,927	$ 1,966,683
Research and development	609,378	22,500	189,000	697,634
Loss from Operations	(1,028,164)	(1,186,598)	(3,370,927)	(2,664,317)
Other Income (Expense)
Foreign exchange (loss) gain			(52,976)	5,896
Changes in fair value of derivative liabilities	$ 46,440	(338,297)	581	1,546,257
Accretion of discount on convertible notes		(483,636)	(492,296)	(1,110,831)
Interest and finance charges		(35,269)	(83,247)	(645,562)
Loss on extinguishment of debt		(27,663,430)	$ (26,884,231)	(2,560,045)
Loss on lawsuit				(103,950)
Net Loss for the Period	$ (981,724)	(29,707,230)	$ (30,883,096)	(5,532,552)
Other comprehensive income
Foreign exchange translation adjustment		(1,249)	58,334	3,314
TOTAL COMPREHENSIVE LOSS	$ (981,724)	$ (29,708,479)	$ (30,824,762)	$ (5,529,238)
Basic and Diluted Net Loss per Share	$ (0.04)	$ (3.89)	$ (2.00)	$ (4.87)
Weighted Average Number of Common Shares Outstanding	27,611,255	7,631,669	15,465,213	1,136,115